Kevin S. Thompson
Vice President & Deputy General Counsel
Phone: 608.231.8588
Fax: 608.238.2472
E-mail:  kevin.thompson@cunamutual

May 2, 2002

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Ultra Series Fund (File No. 2-87775)

Dear Commissioners:

I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2002 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed.

In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR. If you have any questions regarding this certification, please call the undersigned at (608) 231-8588.



Sincerely,


/s/ Kevin S. Thompson
Kevin S. Thompson